Leases (Details) - Part 1	12 Months Ended
Dec. 31, 2022 m² ft²
Virginia [Membe]
Leases (Details) - Part 1 [Line Items]
Net lease	25,000
Lease expires	August 2026
California [Member]
Leases (Details) - Part 1 [Line Items]
Net lease | ft²	5,810
Lease expires	August 2024
New York [Member]
Leases (Details) - Part 1 [Line Items]
Net lease	3,150
Lease expires	December 2024